March 12, 2007

Via EDGAR and FedEx

Securities and Exchange Commission

100 F Street NE

Mail Stop 7010

Washington, D.C. 20549-7010

Attn: H. Roger Schwall, Division of Corporation Finance

Re:	Energy XXI (Bermuda) Limited

Amendment No. 5 to Registration Statement on Form 10

Filed March 12, 2007

File No. 0-52281

Dear Mr. Schwall:

Energy XXI (Bermuda) Limited (the “Company”) is filing today, via EDGAR, Amendment No. 5 (“Amendment No. 5”) to the above referenced registration statement on Form 10 (the “Registration Statement”). Enclosed herewith are five courtesy copies of Amendment No. 5.

Set forth below are the Company’s responses to the comments and requests for additional information contained in the letter from the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) dated March 9, 2007. For your convenience, the exact text of the comments provided by the Staff has been included in bold face type preceding each response in the order presented in the comment letter. Each response below has been prepared and is being provided by the Company, which has authorized us to respond to the Staff’s comments on its behalf.

General

1.	Please be advised that we are still in the process of review of the Form S-1 filed on February 27, 2007. Please confirm that to the extent applicable, you have revised and will revise the disclosure in the S-1 to incorporate revisions made in response to comments on the Form 10.

Response: The Company confirms that the revisions made in response to your comments on the Form 10, as well as all other revisions made to the Form 10 will be reflected in the Company’s Registration Statement on Form S-1.

Pro Forma Financial Statements, page F-43

2.	Please update your disclosure for the six month period ended December 31, 2006 when referring to the pro forma periods presented.

Response: The disclosures have been updated as requested.

Securities and Exchange Commission

March 12, 2007

Carve-Out Financial Statements for Castex, page F-52

3.	We note, in response to comment 5 of our letter dated February 2, 2007, you have revised certain revenue and expense figures presented for the twelve month period ended June 30, 2006 for classification of royalty expenses. As this reclassification appears to have had a material impact to the affected line items, tell us why you have not marked this period as restated. In your response, please confirm that your auditor agrees with your position and does not believe their report dated October 17, 2006 is required to be updated for the revision.

Response: The Company had consulted with UHY LLP, the Company’s independent registered public accounting firm, regarding the original decision to treat the reclassification of royalty expenses in the Castex financial statements for the twelve month period ended June 30, 2006 as a reclassification. However, after further discussions with UHY LLP, a decision was made to treat this revision to the Castex June 30, 2006 financial statements as a restatement. UHY LLP is in agreement with this decision. The financial statements, footnote disclosures, report of independent registered public accounting firm and consent have been revised accordingly.

Closing Comments

As appropriate, please amend your filing and respond to these comments within 10 business days or tell us when you will provide us with a response. You may wish to provide us with marked copies of the amendment to expedite our review. Please furnish a cover letter with your amendment that keys your responses to our comments and provides any requested information. Detailed cover letters greatly facilitate our review. Please understand that we may have additional comments after reviewing your amendment and responses to our comments.

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filing to be certain that the filing includes all information required under the Securities Exchange Act of 1934 and that they have provided all information investors require for an informed investment decision. Since the company and its management are in possession of all facts relating to a company’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

In connection with responding to our comments, please provide, in writing, a statement from the company acknowledging that:

•	the company is responsible for the adequacy and accuracy of the disclosure in the filing;

Securities and Exchange Commission

March 12, 2007

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Corporation Finance in our review of your filing or in response to our comments on your filing.

Response: In connection with the Staff comments and our responses, the Company confirms that (i) the Company is responsible for the adequacy and accuracy of the disclosure in the filing, and (ii) the Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing. The Company also acknowledges the Staff’s position that the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Securities and Exchange Commission

March 12, 2007

Please direct any questions that you have with respect to the foregoing or with respect to Amendment No. 5 to Mark Kelly at (713) 758-4592 or Jeff Starzec at (713) 758-3453.

Very truly yours,

VINSON & ELKINGS L.L.P.

By:	/s/ Jeff Starzec

Enclosures

Cc:	Mellissa Campbell Duru, Securities and Exchange Commission

Shannon Buskirk, Securities and Exchange Commission

April Sifford, Securities and Exchange Commission

Ron Winfrey, Securities and Exchange Commission

David West Griffin, Energy XXI (Bermuda) Limited